Consolidated Statements of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of cash flows [abstract]
Cash generated from operating activities before interest and tax	$ 341,730	$ 363,006
Interest received	84,080	88,267
Interest paid	(427,464)	(261,431)
Income and other taxes paid	(9,998)	(9,874)
Net cash generated from (used in) operating activities	(11,652)	179,968
Cash flows from investing activities
Receivable from related party: amounts withdrawn	1,375,000	1,270,000
Expenditures on property, plant and equipment	(1,308,073)	(1,304,347)
Other investing cash flows		616
Cash generated from (used in) investing activities	66,927	(33,731)
Cash flows from financing activities
Net proceeds of project finance facility	1,511	13,261
Payment of project finance fees	(107)	(363)
Payment of lease liability	(7,892)
Cash generated from (used in) financing activities	(6,488)	12,898
Effects of exchange rates on cash and cash equivalents	131	(851)
Net increase in cash and cash equivalents	48,918	158,284
Cash and cash equivalents - beginning of year	1,603,067	1,444,783
Cash and cash equivalents - end of year	1,651,985	1,603,067
Cash and cash equivalents as presented on the balance sheets	$ 1,603,067	$ 1,444,783